Eaton Vance

Municipal Opportunities Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.5%

Security	Principal Amount (000’s omitted)	Value
Education — 4.0%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$562,685
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(1)	1,360	1,419,432
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	865	863,789
Arizona State University, 5.00%, 7/1/33	500	570,035
Arizona State University, 5.00%, 7/1/34	580	660,272
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	673,140
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	706,752
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,301,940
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,605,114
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(1)	1,000	1,192,170
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(1)	1,000	1,170,740
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	585	611,582
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	646,068
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	784,353
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	301,731
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	286,953
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,495,723
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	2,535	2,508,535
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	348,787
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	390,340
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	384,199
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,500	1,485,645
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	538,065
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	573,150
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,936,198
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	651,462
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	623,120
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	867,960
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	891,727
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,118,327
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,193,283
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	811,317
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	936,135

Security	Principal Amount (000’s omitted)	Value
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	$2,460	$2,878,889
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	545,022
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	303,886
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	341,763
New York Dormitory Authority, (Pratt Institute), Prerefunded to 7/1/24, 5.00%, 7/1/25	500	585,300
New York Dormitory Authority, (Pratt Institute), Prerefunded to 7/1/24, 5.00%, 7/1/26	545	637,977
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	970,206
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	1,986,659
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,066,140
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	627,548
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(1)	2,690	3,006,290
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(1)	205	213,329
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(1)	260	267,415
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	840	899,186
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,010	1,065,005
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	554,840
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	556,480
University of Arkansas, 5.00%, 11/1/24	450	530,811
University of Arkansas, 5.00%, 11/1/25	500	610,415
University of Idaho, 5.00%, 4/1/24	500	564,665
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	683,863
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	498,732
University of Pittsburgh, PA, 0.48%, (SIFMA + 0.36%), 2/15/24(2)	3,000	2,999,640
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	285	307,147
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	461,738

		$53,273,675

Electric Utilities — 2.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,380,300
Arkansas River Power Authority, CO, 5.00%, 10/1/27	2,255	2,692,763
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,342,467
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,396,040
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,574,377
Long Island Power Authority, NY, Electric System Revenue, 0.853%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	6,007,320
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	630,815
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,927,959
Nebraska Public Power District, 5.00%, 1/1/24	750	856,763
Omaha Public Power District, NE, 5.00%, 2/1/25	550	655,287
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,986,898

Security	Principal Amount (000’s omitted)	Value
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	$1,165	$1,400,050
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,196,880
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	611,733
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	811,708
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	810,031
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	609,440

		$35,890,831

Escrowed/Prerefunded — 0.1%
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$125	$134,858
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	295	304,877
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	648,124
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	245,540
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	530,210

		$1,863,609

General Obligations — 11.3%
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,167
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,193,030
Bergen County, NJ, 3.00%, 7/15/30	2,185	2,449,625
Burlington, VT, 5.00%, 11/1/24	400	471,832
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,064,348
Chelsea School District, MI, 4.00%, 5/1/24	740	832,448
Chelsea School District, MI, 4.00%, 5/1/25	765	885,082
Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	3,023,965
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,868,273
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,248,342
Chicago Park District, IL, 5.00%, 1/1/24	500	556,300
Chicago, IL, 5.00%, 12/1/22	2,230	2,233,635
Chicago, IL, 5.00%, 1/1/28	3,000	3,169,140
Chicago, IL, 5.00%, 1/1/30	9,780	10,288,756
Chicago, IL, 5.625%, 1/1/30	6,000	6,534,660
Chicago, IL, 6.00%, 1/1/38	4,000	4,377,960
Connecticut, 5.00%, 4/15/34	1,000	1,251,280
Dallas, TX, 5.00%, 2/15/25	1,000	1,192,110
Delaware Valley Regional Finance Authority, PA, 0.86%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	8,000	7,993,440
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,028,270
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	3,165	1,629,279
Illinois, 3.25%, 11/1/26	2,400	2,368,272
Illinois, 5.00%, 2/1/24	5,000	5,357,850
Illinois, 5.00%, 11/1/24	2,750	2,942,967
Illinois, 5.00%, 2/1/25	10,000	10,855,200
Illinois, 5.00%, 2/1/27	5,000	5,470,100
Illinois, 5.00%, 2/1/28	10,000	10,871,300
Illinois, 5.00%, 11/1/29	10,000	10,699,300
Illinois, 5.50%, 5/1/39	1,740	1,920,055
Illinois, 5.75%, 5/1/45	1,780	1,972,543

Security	Principal Amount (000’s omitted)	Value
Johnson County, KS, 2.00%, 9/1/32	$4,530	$4,790,475
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,025,064
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,269,800
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	905,137
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,201,400
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	597,740
New York, NY, 5.00%, 8/1/29	450	500,765
Ottawa County, MI, 5.00%, 11/1/22	500	547,325
Ottawa County, MI, 5.00%, 11/1/24	250	297,083
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,332,924
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,255,844
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,258,300
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,680,730
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,251,206
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,971,733
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	464,144
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	591,570
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	354,393
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	831,627
Washington, 5.00%, 6/1/35(3)	2,500	3,259,300
Washington, 5.00%, 6/1/36(3)	2,200	2,855,908
Washington, 5.00%, 6/1/37(3)	2,500	3,233,125
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	55,149
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,252,770

		$151,544,041

Hospital — 23.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,075,407
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,929,985
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,100,104
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,167,428
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,002,745
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,265,985
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,745,224
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,488,834
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,138,360
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	278,605
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	319,824
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	364,275
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,228,630
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,557,514
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,524,669

Security	Principal Amount (000’s omitted)	Value
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	$1,740	$2,037,157
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,391,326
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	109,794
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	402,001
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	333,516
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	121,748
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	165,543
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,658
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	225,668
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	502,767
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,668,210
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,266,490
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(1)	3,730	3,949,361
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28	500	593,810
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29	200	235,580
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	2,660	2,937,624
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/51	4,715	5,073,906
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	1,039,690
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	2,580	2,670,455
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	339,237
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	159,231
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	218,816
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	734,196
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,460,364
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	551,275
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	325,512
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	925,106
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/49	2,375	2,644,942
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	16,330	17,311,433
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	2,500	3,046,325
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/36	3,900	4,713,735
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/37	6,015	7,244,225
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/38	1,360	1,632,585
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/40	4,080	4,867,358
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,145,590
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	750	842,408
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/36	750	838,590

Security	Principal Amount (000’s omitted)	Value
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/37	$750	$835,380
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/38	1,750	1,942,395
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,437,366
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,150,854
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,460,978
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,940,960
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,111,460
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,937,450
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	500,873
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	437,642
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	479,743
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,494,696
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	556,985
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,750,878
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,625,126
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,725,898
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/30	2,000	2,507,900
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	527,359
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	621,858
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	940,390
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	698,196
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	250,846
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/34	960	1,223,462
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/35	1,510	1,917,066
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/36	1,615	2,041,312
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/37	1,690	2,127,980
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/38	1,780	2,233,651
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/39	1,865	2,332,611
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/40	1,960	2,443,591
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,105,250
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,029,570
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,504,022

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	$850	$906,721
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	832,915
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	477,730
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	134,066
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/33(1)	320	369,155
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/34(1)	300	344,676
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/35(1)	275	314,746
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/36(1)	235	268,215
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/37(1)	245	278,590
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/46(1)	1,390	1,572,771
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,307,394
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,430,680
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,258,360
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,803,392
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,733,803
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,538,962
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,516,116
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,143,820
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,373,537
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,121,840
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	600,450
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,196,070
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,277,131
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,844,097
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	17,040	24,225,427
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	649,637
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	563,145
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,138,746
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,163,430
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	30,000	31,305,300
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	34,541

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	$500	$591,575
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/35	1,000	1,151,600
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/36	1,000	1,145,150
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/37	1,000	1,139,380
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	568,245
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	664,560
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	749,863
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	657,234
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	945,465
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	472,938
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	668,022
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,382,920
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	500	572,605
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(1)	600	683,670
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	510,255
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,130,200
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(1)	1,100	1,238,996
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(1)	1,100	1,231,318
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(1)	1,200	1,341,348
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	1,000	1,115,220
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(1)	300	345,192
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(1)	1,100	1,234,508
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	1,500	1,795,590
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(1)	1,500	1,735,140
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.143%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	999,940
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,016,609
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,722,641
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	558,240
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	378,345
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,063,659
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	1,876,114
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,226,540
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,138,680
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,725,525
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,833,934
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,677,308
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,815,794
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,203,060
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	583,490
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	580,470
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,173,747

Security	Principal Amount (000’s omitted)	Value
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	$1,300	$1,514,058
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,098,104
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,165,054
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,378,510
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,955,088
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,160,080
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,226,590
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,100

		$313,221,706

Housing — 2.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$506,578
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	2,870	3,482,027
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	915	1,104,515
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/36	1,260	1,506,632
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,495	1,779,244
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	593,720
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	503,215
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,196,984
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,231,604
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/32	300	311,181
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/33	330	339,950
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/34	340	349,183
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	358,082
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/40	450	453,074
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	935	918,207
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	2,200	2,338,072
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	935,325
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,778,930
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	388,498
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/35	770	829,359
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,321,783
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	860	915,255
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/59	1,500	1,555,395

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	$705	$773,526
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	734,965
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	404,697
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/34	2,560	2,748,826
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/39	1,595	1,681,290

		$38,040,117

Industrial Development Revenue — 5.1%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(1)	$4,000	$3,981,560
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	2,155	2,299,686
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,301,525
Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(1)	2,190	2,225,741
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	944,282
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	1,045,703
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,063,040
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.87%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,500	2,500,325
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,564,425
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	223,426
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,651,500
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,645,336
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,390,600
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,946,784
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	15,000	15,294,750
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	5,500	5,103,835
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,151,980
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	9,045	9,683,939
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	4,595	4,909,206

		$68,927,643

Insured-Education — 0.1%
Missouri Southern State University, (AGM), 4.00%, 10/1/33	$220	$246,341
Missouri Southern State University, (AGM), 4.00%, 10/1/35	125	139,028
Missouri Southern State University, (AGM), 4.00%, 10/1/36	150	166,131
Missouri Southern State University, (AGM), 4.00%, 10/1/37	85	93,820
Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	77,015
Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	60,323
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	120,924

		$903,582

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.0%
Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,764,447
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,802,205
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	285,684
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,570,560
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	335	343,921
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	175,947
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	140,048
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,110	1,154,877
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	551,507
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	130,075
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	125	129,955
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,173,970
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,834,014

		$13,057,210

Insured-Escrowed/Prerefunded — 0.1%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$1,001,901
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	270,665
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	310,137
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	188,800

		$1,771,503

Insured-General Obligations — 2.8%
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	$500	$548,570
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	341,370
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	337,335
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	350,601
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,071,443
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,102,511
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	125	142,200
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,177,050
Cambria County, PA, (AGM), 4.00%, 8/1/34	745	836,419
Cambria County, PA, (BAM), 5.00%, 8/1/23	985	1,099,546
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,183,400
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,171,476
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	4,100,609
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,580	1,333,062
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,560	1,211,792
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	575,330
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,077
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,264
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	310,753
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,891,482
McCook, IL, (AGM), 4.00%, 12/1/24	200	226,464
McCook, IL, (AGM), 4.00%, 12/1/25	275	319,149
McCook, IL, (AGM), 4.00%, 12/1/26	260	306,961
McCook, IL, (AGM), 4.00%, 12/1/27	300	360,216
McCook, IL, (AGM), 4.00%, 12/1/28	300	365,217

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	$890	$1,009,162
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,048,543
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	846,525
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,284,470
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	930,856
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,685	2,750,219
Puerto Rico, (AGC), 5.00%, 7/1/34	310	316,296
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,105,218
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	532,544
Puerto Rico, (NPFG), 6.00%, 7/1/27	570	583,845
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	402,881
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/34	1,140	1,439,284
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/50	1,500	1,812,555
Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	438,225
Will and Cook Counties Community High School District No. 210, IL, (BAM), 0.00%, 1/1/33	200	147,422

		$37,088,342

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$406,404
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	460,660
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	433,344

		$1,300,408

Insured-Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$897,664
Kentucky Asset/Liability Commission, (NPFG), 0.718%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	2,000	1,961,620

		$2,859,284

Insured-Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$347,496
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	375,767
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,437

		$845,700

Insured-Special Tax Revenue — 1.0%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,582,680
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	481,000
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,326,496
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	345,529
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	329,196
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,145	1,257,324
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,792,520

		$13,114,745

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 2.5%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,434,732
Metropolitan Transportation Authority, NY, (AGM), 0.782%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(2)	5,000	4,961,050
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	206,617
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	3,160,053
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	945,097
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,128,600
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,178,800
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	918,106
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,709,019
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	617,973
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	116,851
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	3,941,708
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,760	2,968,325
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,616,397
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,453,333
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	2,570	2,587,913
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	390,119
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	104,206
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	208,398
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,470	2,561,884

		$34,209,181

Insured-Water and Sewer — 0.4%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,623,720
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,030

		$4,725,750

Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,853,230
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,545,200
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,791,400
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,137,850
New Jersey Economic Development Authority, (School Facilities Construction), 1.72%, (SIFMA + 1.60%), 3/1/28(2)	7,575	7,500,841

		$18,828,521

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 5.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(1)	$7,000	$7,291,130
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(1)	4,500	4,711,995
Black Belt Energy Gas District, AL, 0.49%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	5,000	4,915,600
Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/37	2,000	2,336,740
Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/38	2,000	2,326,600
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/36	2,000	2,547,240
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,126,400
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,135,745
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,320	1,372,325
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	1,465	1,642,470
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(1)	1,000	1,121,140
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(1)	4,550	4,694,599
Main Street Natural Gas, Inc., GA, 0.85%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	5,500	5,495,600
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.57%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(2)	8,295	8,230,050
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,937,040
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,111,450
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,427,913
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,492,876
Southeast Alabama Gas Supply District, (Project No. 2), 0.95%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,991,900
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.868%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	5,005	4,969,364
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	106,827
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.196%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	1,000	1,004,220
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	754,913
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,621,258
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	826,651

		$75,192,046

Senior Living/Life Care — 9.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$512,230
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	634,548
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	375,127
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	338,579
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	494,800
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	538,630
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,922,964

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	$1,320	$1,458,706
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	468,770
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	741,145
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	818,695
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	453,645
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 3.25%, 11/15/25	1,500	1,511,700
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/27	285	313,811
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/28	300	328,560
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/29	315	342,071
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/30	330	356,766
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.125%, 11/15/40	260	275,322
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	318,456
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	640,440
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	551,881
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,317,472
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	563,960
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	328,047
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	389,025
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	451,188
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	984,220
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	195	215,233
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	548,165
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	390,605
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	227,754
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	127,905
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	471,012
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,011,220
Howard County, MD, (Vantage House), 5.00%, 4/1/21	169	169,865
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,614,729
Howard County, MD, (Vantage House), 5.00%, 4/1/36	2,035	2,053,783
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	403,603
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,663,358
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,209,937
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	733,145
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	971,108
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	698,224
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	30	30,535
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,326,192
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	998,460
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30	1,500	1,654,890
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32	395	429,061

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33	$865	$932,980
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34	1,280	1,372,826
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	330,150
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,480	1,613,585
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	217,994
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	162,894
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	200	216,592
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	107,997
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	215,300
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	375,715
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	374,675
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	320,484
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	319,599
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	325	327,165
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,922,943
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	920	932,668
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	560	573,770
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,725	1,772,127
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,088,270
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,137,292
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,194,984
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,311,944
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	684,306
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	463,218
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	718,555
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	315,444
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	305	324,938

Security	Principal Amount (000’s omitted)	Value
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	$195	$206,823
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	3,075	3,218,141
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	8,875	9,153,497
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,351,874
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.25%, 1/1/54	250	259,495
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	277,366
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,400,282
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	855,205
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	714,461
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,465	2,629,120
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	424,928
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,564,070
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	282,710
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	303,396
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34	650	699,023
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39	480	509,059
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	628,818
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/44	1,285	1,403,811
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/49	1,510	1,644,133
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,820,172
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,084,620
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,132,820
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	308,580
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/54	1,000	1,014,960
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,161,677
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	5,225	5,663,586
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,170	1,189,855
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29(3)	500	564,390

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	$4,650	$4,892,404
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	3,028,800
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	585,101
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	432,056
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,737,421
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	777,236
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	613,302
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	525,720
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,105	1,124,680
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	750	793,260
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	258,935
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(1)	840	919,481
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(1)	445	489,602
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(1)	460	505,223
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	500	531,750
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	785,377
Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	488,055
Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	416,156
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	246,478
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	500	487,215
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	174,991
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	124,994
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	372,110
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	265,160
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	370,717
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	105,883
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	105,811
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,618,949
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	3,390	3,551,771
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	517,240
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	707,091
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,044,912
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,433,646
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	523,050

		$130,729,406

Special Tax Revenue — 5.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,664,220
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,144,220
Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(1)	220	213,083
Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(1)	250	239,280
Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(1)	270	257,153

Security	Principal Amount (000’s omitted)	Value
Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(1)	$285	$270,662
Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(1)	310	293,601
Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(1)	650	611,741
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	72,845
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/36	1,360	1,374,198
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/37	650	656,117
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	905	911,968
Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,270,500
Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,141,850
Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,309,509
Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	8,751,712
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/31	225	244,710
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	300	322,596
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/35	150	160,265
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	855,496
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	2,028,798
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,240,045
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,939,720
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/39	15,000	17,261,550
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,881	5,199,973
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,479,880
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,885,626
South Village Community Development District, FL, 2.00%, 5/1/21	100	100,685
South Village Community Development District, FL, 2.125%, 5/1/22	100	101,172
South Village Community Development District, FL, 2.375%, 5/1/23	100	102,379
South Village Community Development District, FL, 2.50%, 5/1/24	100	103,128
South Village Community Development District, FL, 2.75%, 5/1/25	100	104,983
South Village Community Development District, FL, 3.25%, 5/1/27	100	106,780
South Village Community Development District, FL, 4.35%, 5/1/26	420	438,757
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	3,250	3,173,300
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	898,158
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,105,960

		$69,036,620

Student Loan — 0.8%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$674,610
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,060,050
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	538,080
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	7,610	7,920,564

		$10,193,304

Transportation — 11.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$2,117,283
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	2,141,314
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	1,991,890
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,852,651

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	$3,910	$4,546,001
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	1,987,016
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	408,828
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	591,000
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	645,953
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	877,320
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	699,144
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,355,511
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,106,700
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,022,380
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,771,650
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,565,410
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,208,452
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,840,524
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/30	790	895,165
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	565,110
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,457,419
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	259,837
Hawaii, Airports System Revenue, 5.00%, 7/1/33	10,000	12,768,000
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,423,700
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,230,850
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,209,170
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,401,220
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,151,414
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,680,046
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,165,858
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,060,995
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,011,662
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,419,002
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	538,560
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	802,432
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,638,999
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,820,316
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	911,582
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,158,640
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,590,350
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,131,556
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,788,608
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,842,000

Security	Principal Amount (000’s omitted)	Value
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	$1,000	$1,146,870
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,832,551
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	251,709
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,175	1,266,568
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,189,270
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,397,700
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,564,212
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,688,125
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,843,725
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,715,308
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,835,088
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,838,700
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/41	5,000	5,769,400
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	568,510
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	565,945
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	845,145
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,626,697
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,701,790
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	1,000	1,228,730
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	562,950

		$157,090,511

Water and Sewer — 0.6%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$513,405
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	456,741
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	591,421
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,965,352
San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	3,057,452

		$7,584,371

Total Tax-Exempt Municipal Securities — 92.5% (identified cost $1,198,346,787)		$1,241,292,106

Tax-Exempt Mortgage-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Housing — 1.2%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.651%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$474	$470,429
National Finance Authority, NH, Municipal Certificates, Series 2020-1, Class A, 4.125%, 1/20/34	14,288	15,568,594

Total Tax-Exempt Mortgage-Backed Securities — 1.2% (identified cost $17,223,986)		$16,039,023

Taxable Municipal Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,101,800

		$2,101,800

General Obligations — 1.1%
Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,417,533
Chicago, IL, 7.375%, 1/1/33	3,250	3,723,168
Chicago, IL, 7.75%, 1/1/42	3,811	4,082,762
Chicago, IL, 7.781%, 1/1/35	2,600	3,090,386

		$14,313,849

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,708,998

		$7,708,998

Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,923	$7,867,028

		$7,867,028

Insured-Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,718,880

		$1,718,880

Insured-Special Tax Revenue — 0.2%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	$1,030	$1,097,650
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	364,931
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	544,206
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	552,010
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	550,420

		$3,109,217

Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,489,020

		$1,489,020

Special Tax Revenue — 0.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$504,975
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,025,480
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	328,300

		$1,858,755

Total Taxable Municipal Securities — 3.0% (identified cost $37,600,291)		$40,167,547

Corporate Bonds & Notes — 1.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,119,802
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,685	3,615,906
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,289,905

Total Corporate Bonds & Notes — 1.3% (identified cost $17,679,492)		$18,025,613

Closed-End Funds — 0.8%

Security	Shares	Value
Nuveen Quality Municipal Income Fund	740,193	$10,688,387

Total Closed-End Funds — 0.8% (identified cost $9,690,545)		$10,688,387

Total Investments — 98.8% (identified cost $1,280,541,101)		$1,326,212,676

Other Assets, Less Liabilities — 1.2%		$15,519,769

Net Assets — 100.0%		$1,341,732,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	14.8%
Others, representing less than 10% individually	84.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $130,336,535 or 9.7% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(3)	When-issued/delayed delivery security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,241,292,106	$—	$1,241,292,106
Tax-Exempt Mortgage-Backed Securities	—	16,039,023	—	16,039,023
Taxable Municipal Securities	—	40,167,547	—	40,167,547
Corporate Bonds & Notes	—	18,025,613	—	18,025,613
Closed-End Funds	10,688,387	—	—	10,688,387
Total Investments	$10,688,387	$1,315,524,289	$—	$1,326,212,676

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.